Employee Benefit Plans (Details 8) (Pension Plan [Member])	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Member]
Weighted-average asset allocations by asset category
Equity securities	100.00%	100.00%
Debt securities	0.00%	0.00%
Total	100.00%	100.00%